Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Net (loss) income	$ (623)	$ 3,165	$ 3,929
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	2,831	2,831	3,011
Amortization of deferred charges	39	39	39
Gain on termination of funding agreement	(4,277)	0	0
Changes in operating assets and liabilities:
Inventories	(998)	(788)	0
Voyages in progress	(1,331)	0	0
Other current assets	(425)	(90)	0
Trade accounts payable	(844)	886	0
Related party balances	(3,100)	1,139	0
Accrued expenses and other current liabilities	1,173	(506)	770
Net cash (used in) provided by operating activities	(7,555)	6,676	7,749
Investing activities
Change in restricted cash and investments	11,160	(3,341)	(4,669)
Net cash provided by (used in) investing activities	11,160	(3,341)	(4,669)
Financing activities
Repayment of debt	(3,605)	(3,335)	(3,080)
Net cash used in financing activities	(3,605)	(3,335)	(3,080)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 4,187	$ 4,460	$ 4,712